UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018—November 30, 2019

Item 1: Reports to Shareholders

Annual Report | November 30, 2019 Vanguard New York Tax-Exempt Funds

Vanguard New York Municipal Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	7
New York Municipal Money Market Fund	9
New York Long-Term Tax-Exempt Fund	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

December 17, 2019

1

Your Fund’s Performance at a Glance

•    For the 12 months ended November 30, 2019, Vanguard New York Long-Term Tax-Exempt Fund returned 9.37% for Investor Shares and 9.46% for Admiral Shares. These results exceeded those of the fund’s benchmark, the Bloomberg Barclays NY Municipal Bond Index, which returned 8.09%.

•    Vanguard New York Municipal Money Market Fund returned 1.39%.

•    Global monetary policy shifted markedly during the fiscal year. Faced with slowing global growth and intensifying trade disputes, many central banks turned more accommodative. The U.S. Federal Reserve, after raising its target for short-term interest rates four times in 2018, cut rates three times this calendar year and ended its balance sheet tapering. Bonds, including municipal issues, saw their yields fall and prices rise.

•    The Long-Term Fund’s average duration (a measure of the price sensitivity of the fund’s holdings to movements in interest rates) was longer than that of its benchmark. That stance accounted for much of the fund’s relative outperformance

•    The advisor continued to favor intermediate- and long-term bonds, which boosted performance. A tilt toward lower-quality investment-grade bonds compared with the benchmark index also proved beneficial as recession fears went unrealized.

Market Barometer

		Average Annual Total Returns
	Periods Ended November 30, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.10%	14.67%	10.80%
Russell 2000 Index (Small-caps)	7.51	8.57	8.22
Russell 3000 Index (Broad U.S. market)	15.49	14.22	10.61
FTSE All-World ex US Index (International)	11.50	9.39	4.20

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.79%	4.10%	3.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.49	5.02	3.57
FTSE Three-Month U.S. Treasury Bill Index	2.31	1.61	1.01

CPI
Consumer Price Index	2.05%	2.14%	1.72%

2

Advisor’s Report

For the 12 months ended November 30, 2019, Vanguard New York Long-Term Tax-Exempt Fund returned 9.37% for Investor Shares and 9.46% for Admiral Shares. Those results exceeded the 8.09% return of the fund’s benchmark, the Bloomberg Barclays NY Municipal Bond Index.

Municipal bond yields declined across the board; prices increased most at the long end. For both Investor and Admiral Shares, the capital return was 6.14%. Return from income was 3.23% for Investor Shares and 3.32% for Admiral Shares. The Long-Term Fund’s 30-day SEC yield fell 124 basis points to 1.82% for Investor Shares and 122 basis points to 1.90% for Admiral Shares. (A basis point is one-hundredth of a percentage point.)

Vanguard New York Municipal Money Market Fund returned 1.39%. The fund’s 7-day SEC yield fell 57 basis points to 1.01%.

Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.

The investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the period.

Further signs of a global slowdown and tepid inflation at the start of 2019 led to a pivot in monetary policy across much of the world as major central banks took a more accommodative stance. In the United States, the labor market remained robust even as the pace of job creation eased a little. The unemployment rate continued to trend lower, falling to 3.5% by the end of the period, which helped keep consumers spending.

Gross domestic product, the broadest measure of economic activity, expanded at an annual rate of about 3% after adjusting for inflation in the first quarter of 2019. The pace of its growth has slowed since then,

Yields of Tax-Exempt Municipal Securities

(National Averages, AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2018	2019
2 years	1.98%	1.10%
5 years	2.16	1.17
10 years	2.55	1.50
30 years	3.27	2.13
Source: Vanguard.

3

however, amid fading effects from tax cuts, weaker business confidence, and trade disputes. Inflation has remained tame.

After raising rates in December, the Federal Reserve began to reverse gears with an announcement in March that it would end its balance sheet tapering. It went on to lower the federal funds rate in August, September, and October. Those cuts, the first in more than a decade, were justified by policymakers as “insurance” meant to cushion the effects of trade policies and prolong an economic expansion already in its 11th year.

In this environment, Treasury yields fell across the maturity spectrum. Although munis are affected less by international developments, they largely followed suit. The average yield of 2-year AAA-rated general obligation issues slipped 88 basis points to 1.10% over the period; the average yield of similarly rated 10-year issues dropped 105 basis points to 1.50%.

Demand for muni bonds was strong through much of the period. That demand supported prices, as did supply in recent months. The 2017 tax reform legislation eliminated municipal issuers’ ability to advance-refund their outstanding debt prior to the call date with another tax-exempt debt issuance. However, with rates falling, municipalities have been pre-refunding tax-exempt securities by issuing taxable securities—thereby shrinking the supply of longer-dated tax-exempt munis.

Credit quality in the municipal market remained solid overall as the strong economy boosted revenue collections.

New York State’s credit fundamentals remain healthy. For the fiscal year ended March 31, 2019, the general fund posted a deficit, but its overall position remains satisfactory. A drop in revenues in fiscal 2019 was largely the result of the 2017 federal tax reform and higher-than-expected revenues the prior fiscal year. The state’s fiscal 2020 budget was balanced and adopted on time. In its November 2019 mid-year update, the state’s Division of Budget reported that the general fund remained balanced, based on operating results for the first half of the state’s fiscal year. However, New York is facing increasing budget gaps in the years ahead, which are primarily driven by increasing Medicaid-related costs.

Governor Andrew Cuomo is expected to submit his fiscal 2021 budget to the state legislature by February 1, 2020. Vanguard expects his administration to propose a balanced budget that keeps spending growth to the targeted limit of 2% that has been in place for almost a decade.

New York City’s financial position also remains good. Its general fund posted another small surplus in the fiscal year ended June 30, 2019. The Mayor’s Office of Management and Budget reported in its November 2019 update that revenues were trending slightly higher than expected. The budget remains balanced and reserves

4

are expected to remain in line with those of prior years, at about 10% of expenditures.

Credit ratings for the state’s general obligation bonds remained at AA and stable in the assessment of the major ratings agencies. For New York City’s general obligation bonds, Moody’s Investors Service upgraded the rating to Aa1 from Aa2 in March 2019. Standard & Poor’s and Fitch Ratings kept their ratings of the city’s bonds unchanged at AA/stable. We expect the ratings for both the state and the city to remain stable over the next 12 to 18 months.

Management of the funds

The Long-Term Fund’s average duration— a measure, expressed in years, of a portfolio’s sensitivity to changes in interest rates—was longer than that of its benchmark, boosting the fund’s relative performance.

We maintained a tilt toward longer-term maturities, which helped as yields fell. For the 12 months, the average return for municipal bonds with a 3-year maturity was 4.15%, compared with 8.75% for 10-year bonds and 10.50% for 20-year bonds, as measured by the Bloomberg Barclays Municipal Bond Index.

A modest overweight to muni bonds on the lower rungs of the investment-grade credit ladder was intended principally to capture the additional yield they produce, especially as credit spreads versus Treasuries were fairly tight. For the 12 months, lower-rung New York munis performed better than their higher-quality counterparts as credit spreads compressed. As measured by the Bloomberg Barclays NY Municipal Bond Index, BBB-rated New York munis returned 8.78%, compared with 7.78% and 8.30% for, respectively, their AA-rated and AAA-rated counterparts.

Outlook

Global growth is set to keep softening, owing in part to trade tensions and policy uncertainty. The U.S. economy may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%.

Other major economies are likely to see a deceleration as well. China, the world’s second-largest economy, is likely to grow at around 5.8% in 2020—but that figure could be markedly lower without further stimulus. In the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the services sector.

These conditions—along with modest wage gains and structural factors such as technology advancements and globalization—are unlikely to fuel a surge in consumer prices.

We expect to see periods of turbulence in the global economy in the year ahead. Based on that outlook and the fact that rates are low and credit spreads are tight, we are starting the new fiscal year with

5

plenty of dry powder on hand, so that we can take advantage of price dislocations as they arise.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to fund performance.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

Adam M. Ferguson, CFA,

Portfolio Manager

John P. Grimes, CFA,

Portfolio Manager

Vanguard Fixed Income Group

December 16, 2019

6

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

7

Six Months Ended November 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	5/31/2019	11/30/2019	Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,006.30	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.02	$0.86
Admiral™ Shares	1,000.00	1,023.43	0.46
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.27	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

8

New York Municipal Money Market Fund

Distribution by Issuer

As of November 30, 2019

Tax-Exempt Securities	100.0%

New York Municipal Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New York (99.1%)
	Albany NY Industrial Development Agency Civic Facility Revenue (CHF Holland Suites LLC Project) VRDO	1.120%	12/6/19	LOC	7,515	7,515
	Amityville NY Union Free School District TAN	2.000%	6/19/20		11,000	11,037
1	Battery Park City NY Authority Revenue PUT	1.120%	12/6/19		40,000	40,000
2	Battery Park City NY Authority Revenue TOB VRDO	1.130%	12/6/19	LOC	25,500	25,500
	Bayport-Blue Point NY Union Free School District BAN	2.250%	7/17/20		8,200	8,245
2	BlackRock MuniYield New York Quality Fund, Inc. VRDP VRDO	1.220%	12/6/19	LOC	130,000	130,000
	Brighton NY Central School District BAN	2.000%	6/30/20		12,000	12,043
	Carmel NY BAN	1.750%	10/2/20		12,360	12,399
	Clarkstown NY Central School District BAN	2.250%	7/24/20		15,994	16,085
	Columbia County NY Capital Resource Corp. Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.170%	12/6/19	LOC	2,000	2,000
	Columbia County NY Industrial Development Agency Civic Facility Revenue (Columbia Memorial Hospital Project) VRDO	1.170%	12/6/19	LOC	3,260	3,260
	Connetquot NY Central School District of Islip TAN	1.750%	6/25/20		10,000	10,027
	Corning NY City School District BAN	2.250%	6/18/20		9,995	10,038
	Croton-Harmon NY Union Free School District BAN	2.500%	6/12/20		8,275	8,320
	Delaware Valley NY Industrial Development Authority Revenue (Delaware Valley Hospital) VRDO	1.170%	12/6/19	LOC	2,000	2,000
	East Hampton NY Union Free School District TAN	1.750%	6/25/20		14,000	14,034
	East Meadow NY Union Free School District BAN	3.000%	2/28/20		10,000	10,028
	East Meadow NY Union Free School District BAN	2.250%	6/19/20		8,500	8,537
2	Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School District Project) TOB VRDO	1.120%	12/6/19		6,665	6,665
	Franklin County NY Civic Development Corp. Revenue VRDO	1.170%	12/6/19	LOC	4,700	4,700

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.130%	12/6/19	LOC	14,795	14,795
	Goshen NY Central School District BAN	3.000%	12/6/19		20,087	20,089
	Half Hollow Hills NY Central School District TAN	2.000%	6/25/20		10,000	10,043
	Hauppauge NY Union Free School District TAN	1.750%	6/26/20		26,000	26,063
	Huntington NY Union Free School District TAN	2.000%	6/25/20		18,000	18,078
	Irondequoit NY BAN	3.000%	4/17/20		11,250	11,304
	Jamesville-Dewitt NY Central School District GO	2.000%	6/26/20		12,100	12,142
	Jefferson County NY BAN	1.750%	10/30/20		9,000	9,041
	Lancaster NY Central School District BAN	2.500%	6/12/20		22,400	22,521
	Liverpool NY Central School District BAN	2.250%	6/26/20		9,100	9,141
	Mechanicville NY School District BAN	2.500%	6/19/20		23,095	23,224
	Metropolitan Transportation Authority NY Revenue VRDO	1.080%	12/6/19	LOC	8,700	8,700
	Metropolitan Transportation Authority NY Revenue VRDO	1.090%	12/6/19	LOC	6,005	6,004
	Monroe County NY Industrial Development Agency Civic Facility Revenue (Nazareth College) VRDO	1.160%	12/6/19	LOC	6,630	6,630
2	Monroe County NY Industrial Development Corp. Revenue (University of Rochester) TOB VRDO	1.130%	12/6/19		4,350	4,350
2	Nassau County NY GO TOB VRDO	1.130%	12/6/19	LOC	6,000	6,000
	Nassau NY Health Care Corp. VRDO	1.080%	12/6/19	LOC	10,000	10,000
	New Rochelle NY BAN	3.000%	2/26/20		15,531	15,574
	New Rochelle NY City School District BAN	2.000%	6/26/20		45,000	45,159
2	New York City Housing Development Corp. Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.090%	12/6/19	LOC	20,705	20,705
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.100%	12/6/19	LOC	3,080	3,080
	New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	1.100%	12/6/19	LOC	4,885	4,885
	New York City NY GO	5.000%	8/1/20		8,115	8,323
1,2	New York City NY GO TOB PUT	1.220%	1/16/20		4,860	4,860
1,2	New York City NY GO TOB PUT	1.220%	1/23/20		2,450	2,450
2	New York City NY GO TOB VRDO	1.200%	12/2/19	LOC	43,275	43,275
2	New York City NY GO TOB VRDO	1.130%	12/6/19	LOC	17,125	17,125
2	New York City NY GO TOB VRDO	1.130%	12/6/19		9,330	9,330
	New York City NY GO VRDO	1.080%	12/6/19	LOC	4,590	4,590
	New York City NY GO VRDO	1.080%	12/6/19	LOC	1,000	1,000
	New York City NY GO VRDO	1.080%	12/6/19	LOC	4,290	4,290
	New York City NY GO VRDO	1.180%	12/6/19	LOC	2,400	2,400

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.100%	12/6/19	LOC	5,895	5,895
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.300%	5/1/20		16,670	16,670
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.130%	12/6/19		14,455	14,455
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.130%	12/6/19		3,800	3,800
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.140%	12/6/19	LOC	19,000	19,000
2	New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	1.150%	12/6/19		6,665	6,665
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (1405 Fifth Avenue Apartments) VRDO	1.120%	12/6/19	LOC	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (550 East 170th Street Apartments) VRDO	1.150%	12/6/19	LOC	2,815	2,815
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (941 Hoe Avenue Apartments) VRDO	1.120%	12/6/19	LOC	6,660	6,660
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Aldus Street Apartments) VRDO	1.120%	12/6/19	LOC	8,100	8,100
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner by the Bridge) VRDO	1.090%	12/6/19	LOC	6,860	6,860
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Villa Avenue Apartments) VRDO	1.120%	12/6/19	LOC	5,990	5,990
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.070%	12/6/19	LOC	17,200	17,200
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street Development) VRDO	1.110%	12/6/19	LOC	15,400	15,400
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Atlantic Court Apartments) VRDO	1.080%	12/6/19	LOC	22,500	22,500
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Ocean Gate Development) VRDO	1.110%	12/6/19	LOC	8,445	8,445

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Rivereast Apartments) VRDO	1.140%	12/6/19	LOC	24,525	24,525
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.040%	12/6/19	LOC	14,255	14,255
	New York City NY Housing Development Corp. Revenue (Courtlandt Avenue Apartments) VRDO	1.130%	12/6/19	LOC	2,000	2,000
	New York City NY Housing Development Corp. Revenue (Ninety Second Realty LLC) VRDO	1.080%	12/6/19	LOC	8,000	8,000
	New York City NY Housing Development Corp. Revenue (Ogden Avenue Apartments) VRDO	1.080%	12/6/19	LOC	2,500	2,500
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20		8,000	8,000
	New York City NY Housing Development Corp. Sustainable Neighborhood Revenue VRDO	1.070%	12/6/19		44,400	44,400
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.120%	12/6/19	LOC	14,700	14,700
	New York City NY Housing Finance Agency Revenue (900 Eighth Avenue) VRDO	1.100%	12/6/19	LOC	22,100	22,100
	New York City NY Housing Finance Agency Revenue (Capitol Green Apartments) VRDO	1.070%	12/6/19	LOC	10,900	10,900
	New York City NY Housing Finance Agency Revenue (Grace Towers) VRDO	1.080%	12/6/19	LOC	4,000	4,000
	New York City NY Housing Finance Agency Revenue (Prospect Plaza) VRDO	1.130%	12/6/19	LOC	2,650	2,650
	New York City NY Housing Finance Agency Revenue (West 25th Street) VRDO	1.080%	12/6/19	LOC	16,700	16,700
	New York City NY Industrial Development Agency Civic Facility Revenue (New York Congregational Nursing Center Project) VRDO	1.170%	12/6/19	LOC	1,645	1,645
1,2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue PUT TOB	1.130%	12/6/19	LOC	60,000	60,000
2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.200%	12/2/19	LOC	3,000	3,000
2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.200%	12/2/19	LOC	7,500	7,500
2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.130%	12/6/19		3,000	3,000
2	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.220%	1/16/20		5,115	5,115
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.130%	12/2/19		5,600	5,600

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.150%	12/2/19		2,600	2,600
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19		12,005	12,005
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19		8,000	8,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19		3,610	3,610
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19		43,515	43,515
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.080%	12/6/19		20,405	20,405
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.090%	12/6/19		52,625	52,625
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.100%	12/6/19		29,700	29,700
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.100%	12/6/19		25,850	25,850
2	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.130%	12/6/19		3,335	3,335
2	New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	1.130%	12/6/19		5,250	5,250
2	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.120%	12/6/19		5,915	5,915
2	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.120%	12/6/19		680	680
2	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.120%	12/6/19		16,275	16,275
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20		2,425	2,440
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.120%	12/6/19		13,500	13,500
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.130%	12/6/19		2,890	2,890
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.130%	12/6/19	LOC	11,800	11,800
2	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.130%	12/6/19		1,500	1,500
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.130%	12/2/19		3,555	3,555
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.130%	12/2/19		24,340	24,340

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.160%	12/2/19		9,600	9,600
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.160%	12/2/19		10,210	10,210
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.180%	12/2/19		850	850
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.060%	12/6/19		13,545	13,545
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.080%	12/6/19	LOC	5,775	5,775
2	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.120%	12/6/19		8,760	8,760
2	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.130%	12/6/19		18,100	18,100
1,2	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.130%	12/6/19		3,000	3,000
2	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.130%	12/6/19		6,000	6,000
	New York City NY Transitional Finance Authority Recovery Revenue VRDO	1.070%	12/6/19		9,725	9,725
	New York City NY Transitional Finance Authority Revenue VRDO	1.080%	12/6/19		12,100	12,100
1	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT, SIFMA Municipal Swap Index Yield + 0.000%	1.100%	4/8/20		6,000	6,000
1	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History) PUT, SIFMA Municipal Swap Index Yield + 0.000%	0.010%	7/6/20		10,500	10,500
	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.050%	12/6/19		12,590	12,590
	New York City NY Trust for Cultural Resources Revenue (The Metropolitan Museum of Art) VRDO	1.050%	12/6/19		20,200	20,200
2	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society) TOB VRDO	1.130%	12/6/19		5,335	5,335
2	New York City Transitional Finance Authority Building Aid Revenue TOB VRDO	1.120%	12/6/19		4,000	4,000
2	New York Liberty Development Corp. Revenue (7 World Trade Center Project) TOB VRDO	1.250%	12/6/19		8,000	8,000
	New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	1.100%	12/6/19	LOC	10,100	10,100
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.130%	12/6/19		5,350	5,350

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) TOB VRDO	1.130%	12/6/19		3,330	3,330
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.080%	12/6/19	LOC	45,525	45,525
2	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.120%	12/6/19		11,000	11,000
2	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.130%	12/6/19	LOC	35,000	35,000
	New York Metropolitan Transportation Authority Revenue VRDO	1.120%	12/2/19	LOC	10,400	10,400
	New York Metropolitan Transportation Authority Revenue VRDO	1.160%	12/2/19	LOC	9,800	9,800
	New York Metropolitan Transportation Authority Revenue VRDO	1.080%	12/6/19	LOC	9,275	9,275
	New York Metropolitan Transportation Authority Revenue VRDO	1.080%	12/6/19	LOC	18,385	18,385
	New York Metropolitan Transportation Authority Revenue VRDO	1.120%	12/6/19	LOC	7,340	7,340
2	New York NY GO TOB VRDO	1.130%	12/6/19	LOC	13,000	13,000
2	New York NY GO TOB VRDO	1.130%	12/6/19	LOC	5,000	5,000
2	New York NY GO TOB VRDO	1.130%	12/6/19		6,665	6,665
	New York State Dormitory Authority Revenue	6.000%	7/1/20	(4)	1,830	1,880
	New York State Dormitory Authority Revenue (City University System) VRDO	1.050%	12/6/19	LOC	23,160	23,160
	New York State Dormitory Authority Revenue (Columbia University) CP	1.320%	3/4/20		8,000	8,000
	New York State Dormitory Authority Revenue (Cornell University) VRDO	1.090%	12/2/19		10,875	10,875
2	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	1.120%	12/6/19		7,860	7,860
2	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center) TOB VRDO	1.120%	12/6/19		3,330	3,330
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.100%	12/6/19	LOC	30,080	30,080
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.100%	12/6/19	LOC	5,050	5,050
1,2	New York State Dormitory Authority Revenue (New York University) TOB PUT	1.160%	12/2/19		4,400	4,400
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20		1,000	1,007
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20		7,350	7,433
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		7,500	7,500
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		5,000	5,000
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		4,000	4,000

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		14,675	14,675
2	New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		6,250	6,250
	New York State Dormitory Authority Revenue (Personal Income Tax) VRDO	1.100%	12/6/19		5,000	5,000
1,2	New York State Dormitory Authority Revenue (Rockefeller University) TOB VRDO	1.130%	12/6/19		1,600	1,600
	New York State Dormitory Authority Revenue (Rockefeller University) VRDO	1.100%	12/6/19		14,900	14,900
	New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.040%	12/6/19	LOC	13,925	13,925
	New York State Dormitory Authority Revenue (University of Rochester) VRDO	1.180%	12/2/19	LOC	1,300	1,300
2	New York State Dormitory Authority Revenue TOB VRDO	1.120%	12/6/19		7,500	7,500
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.120%	12/6/19		7,845	7,845
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.120%	12/6/19		12,100	12,100
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.120%	12/6/19		11,250	11,250
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.130%	12/6/19		11,200	11,200
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.130%	12/6/19		3,365	3,365
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.130%	12/6/19		17,370	17,370
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.130%	12/6/19		7,500	7,500
2	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.130%	12/6/19		16,265	16,265
2	New York State Dormitory Authority TOB VRDO	1.120%	12/6/19		6,185	6,185
2	New York State Dormitory Authority TOB VRDO	1.130%	12/6/19		7,000	7,000
	New York State Energy Research & Development Authority Facilities Revenue (Consolidated Edison Co. of New York Inc.) VRDO	1.130%	12/6/19	LOC	4,600	4,600
	New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	1.030%	12/6/19	LOC	9,800	9,800
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	1.100%	12/6/19	LOC	3,300	3,300
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.070%	12/6/19	LOC	11,200	11,200
	New York State Housing Finance Agency Housing Revenue (600 W 42nd Street) VRDO	1.110%	12/6/19	LOC	6,500	6,500
	New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	1.110%	12/6/19	LOC	10,000	10,000

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Housing Finance Agency Housing Revenue (Dock Street Rental LLC) VRDO	1.080%	12/6/19	LOC	3,100	3,100
	New York State Housing Finance Agency Housing Revenue (Dock Street) VRDO	1.080%	12/6/19	LOC	17,155	17,155
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.080%	12/6/19	LOC	19,800	19,800
	New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	1.150%	12/6/19	LOC	2,350	2,350
	New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	1.080%	12/6/19	LOC	42,700	42,700
	New York State Housing Finance Agency Revenue (Overlook Apartments) VRDO	1.120%	12/6/19	LOC	4,500	4,500
	New York State Housing Finance Agency Revenue (Sea Park West LP) VRDO	1.070%	12/6/19	LOC	14,100	14,100
	New York State Housing Finance Agency Revenue (Tower 31) VRDO	1.130%	12/6/19	LOC	63,000	63,000
	New York State Housing Finance Agency Revenue (Union Square South Housing) VRDO	1.080%	12/6/19	LOC	1,500	1,500
2	New York State Housing Finance Agency TOB VRDO	1.120%	12/6/19		6,665	6,665
	New York State Local Government Assistance Corp. Revenue VRDO	1.100%	12/6/19		1,725	1,725
	New York State Local Government Assistance Corp. Revenue VRDO	1.100%	12/6/19		20,750	20,750
	New York State Local Government Assistance Corp. Revenue VRDO	1.100%	12/6/19		67,100	67,100
2	New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	1.120%	12/6/19		3,365	3,365
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.220%	12/2/19		10,880	10,880
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.230%	12/2/19		7,800	7,800
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.080%	12/6/19		2,500	2,500
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.100%	12/6/19		47,060	47,060
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.150%	12/6/19		15,000	15,000
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.180%	12/6/19		5,425	5,425
	New York State Power Authority Revenue CP	1.390%	12/3/19		23,429	23,429
	New York State Power Authority Revenue CP	1.390%	12/3/19		4,000	4,000
	New York State Power Authority Revenue CP	1.400%	12/4/19		33,100	33,100
	New York State Power Authority Revenue CP	1.420%	12/4/19		37,416	37,416
	New York State Power Authority Revenue CP	1.150%	1/22/20		21,479	21,479
2	New York State Power Authority Revenue TOB VRDO	1.120%	12/6/19	(13)(1)	6,835	6,835
2	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.120%	12/6/19		5,170	5,170
2	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.120%	12/6/19		4,800	4,800

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
2	New York State Thruway Authority Revenue TOB VRDO	1.130%	12/6/19	LOC	8,155	8,155
2	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.120%	12/6/19		1,760	1,760
2	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		5,850	5,850
2	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		10,300	10,300
2	New York State Urban Development Corp.Revenue (Personal Income Tax) TOB VRDO	1.130%	12/6/19		3,750	3,750
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.090%	12/6/19		9,650	9,650
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.090%	12/6/19		27,550	27,550
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	1.100%	12/6/19	LOC	30,470	30,470
	New York State Urban Development Corp.Revenue (Service Contract) VRDO	1.100%	12/6/19	LOC	9,215	9,215
2	New York State Urban Development Corp. Revenue TOB VRDO	1.130%	12/6/19		9,000	9,000
2	New York State Urban Development Corp. Revenue TOB VRDO	1.150%	12/6/19		1,440	1,440
	New York State Urban Development Corp. Revenue VRDO	1.100%	12/6/19		1,145	1,145
2	New York State Urban Development Corp. TOB VRDO	1.120%	12/6/19		6,890	6,890
2	New York State Urban Development Corp.TOB VRDO	1.130%	12/6/19		3,750	3,750
	Niagara NY Area Development Corp. Revenue (Niagara Falls Memorial Medical Center) VRDO	1.160%	12/6/19	LOC	4,515	4,515
2	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.140%	12/6/19	LOC	46,200	46,200
2	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.140%	12/6/19	LOC	22,000	22,000
2	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.140%	12/6/19	LOC	20,000	20,000
2	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.140%	12/6/19	LOC	48,700	48,700
2	Nuveen New York Quality Municipal Fund VRDP VRDO	1.210%	12/6/19	LOC	34,800	34,800
	Oceanside NY Union Free School District GO	2.000%	6/25/20		9,250	9,283
	Onondaga County NY Industrial Development Agency Civic Facility Revenue (Syracuse Home Association Project) VRDO	1.170%	12/6/19	LOC	4,130	4,130
	Port Authority of New York & New Jersey Revenue CP	1.290%	12/4/19		11,780	11,780
	Port Authority of New York & New Jersey Revenue CP	1.300%	12/11/19		7,010	7,010
	Port Authority of New York & New Jersey Revenue CP	1.300%	12/18/19		11,370	11,370
	Port Authority of New York & New Jersey Revenue CP	1.250%	1/2/20		2,025	2,025

New York Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port Authority of New York & New Jersey Revenue CP	1.340%	1/2/20		6,865	6,865
	Port Authority of New York & New Jersey Revenue CP	1.350%	1/29/20		4,115	4,115
	Port Authority of New York & New Jersey Revenue CP	1.250%	2/6/20		11,025	11,025
	Port Authority of New York & New Jersey Revenue CP	1.180%	2/12/20		12,915	12,915
	Port Authority of New York & New Jersey Revenue CP	1.170%	2/20/20		11,060	11,060
	Port Authority of New York & New Jersey Revenue CP	1.150%	3/4/20		9,070	9,070
	Port Authority of New York & New Jersey Revenue CP	1.190%	3/5/20		20,285	20,285
	Port Authority of New York & New Jersey Revenue CP	1.180%	3/19/20		12,160	12,160
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.120%	12/6/19		3,000	3,000
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.130%	12/6/19		8,500	8,500
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.170%	12/6/19		2,260	2,260
2	Port Authority of New York & New Jersey Revenue TOB VRDO	1.180%	12/6/19		6,500	6,500
2	Port Authority of New York & New Jersey TOB VRDO	1.170%	12/6/19		2,790	2,790
2	Regional Transportation Authority IL TOB VRDO	1.130%	12/6/19		7,500	7,500
	Scarsdale NY Union Free School District BAN	2.250%	6/26/20		10,287	10,335
	Sewanhaka NY Central High School District of Elmont TAN	2.000%	6/22/20		7,500	7,523
	Smithtown NY Central School District TAN	1.750%	6/26/20		43,000	43,099
	South Country NY Central School District of Brookhaven TAN	1.750%	6/25/20		20,000	20,045
	South Huntington NY Union Free School District TAN	1.750%	6/25/20		26,000	26,076
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	1.120%	12/2/19	LOC	16,710	16,710
2	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.120%	12/6/19		9,780	9,780
2	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.120%	12/6/19		14,000	14,000
2	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.130%	12/6/19		3,750	3,750
2	Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	1.130%	12/6/19		4,195	4,195
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.160%	12/2/19	LOC	3,460	3,460
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.100%	12/6/19	LOC	2,410	2,410
	Ulster County NY BAN	1.750%	11/19/20		29,431	29,591
2	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.120%	12/6/19		6,750	6,750
2	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.120%	12/6/19		5,250	5,250

New York Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Utility Debt Securitization Authority New York Revenue TOB VRDO	1.130%	12/6/19	1,000	1,000
	Vestal NY BAN	2.500%	5/8/20	10,211	10,245
	Webster NY Central School District BAN	2.250%	6/26/20	10,000	10,047
	West Babylon NY Union Free School District TAN	1.750%	6/25/20	15,000	15,034
	West Islip NY Union Free School District BAN	2.250%	6/22/20	9,500	9,548
	West Islip NY Union Free School District BAN	2.250%	7/22/20	18,700	18,806
	Westbury NY Union Free School District GO	2.500%	4/29/20	9,500	9,531
	Westhampton Beach NY BAN	1.750%	10/23/20	10,800	10,850
Total Tax-Exempt Municipal Bonds (Cost $3,423,626)					3,423,626

Amount
($000)
Other Assets and Liabilities (0.9%)
Other Assets
Investment in Vanguard	159
Receivables for Investment Securities Sold	18,021
Receivables for Accrued Income	8,283
Receivables for Capital Shares Issued	5,600
Other Assets	5,494
Total Other Assets	37,557
Liabilities
Payables for Investment Securities Purchased	(3,610)
Payables for Capital Shares Redeemed	(3,496)
Payables for Distributions	(193)
Payables to Vanguard	(258)
Total Liabilities	(7,557)
Net Assets (100%)
Applicable to 3,453,387,868 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,453,626
Net Asset Value Per Share	$1.00

At November 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,453,618
Total Distributable Earnings (Loss)	8
Net Assets	3,453,626

•	See Note A in Notes to Financial Statements.
1	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $1,082,675,000, representing 31.3% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Municipal Money Market Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	52,244
Total Income	52,244
Expenses
The Vanguard Group—Note B
Investment Advisory Services	944
Management and Administrative	3,965
Marketing and Distribution	479
Custodian Fees	19
Auditing Fees	28
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	5,452
Expenses Paid Indirectly	(17)
Net Expenses	5,435
Net Investment Income	46,809
Realized Net Gain (Loss) on Investment Securities Sold	46
Net Increase (Decrease) in Net Assets Resulting from Operations	46,855

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,809	35,653
Realized Net Gain (Loss)	46	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	46,855	35,652
Distributions
Net Investment Income	(46,812)	(35,651)
Realized Capital Gain	—	—
Total Distributions	(46,812)	(35,651)
Capital Share Transactions (at $1.00 per share)
Issued	2,104,177	2,342,201
Issued in Lieu of Cash Distributions	43,491	33,556
Redeemed	(1,908,137)	(1,585,680)
Net Increase (Decrease) from Capital Share Transactions	239,531	790,077
Total Increase (Decrease)	239,574	790,078
Net Assets
Beginning of Period	3,214,052	2,423,974
End of Period	3,453,626	3,214,052

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.014[1]	.012[1]	.007[1]	.003	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.014	.012	.007	.003	.0001
Distributions
Dividends from Net Investment Income	(.014)	(.012)	(.007)	(.003)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.014)	(.012)	(.007)	(.003)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.39%	1.24%	0.67%	0.26%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,454	$3,214	$2,424	$2,059	$2,190
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.13%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.38%	1.24%	0.67%	0.25%	0.01%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund

Notes to Financial Statements

Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Municipal Money Market Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $159,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At November 30, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

New York Municipal Money Market Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	193
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	—

*	The fund used capital loss carryforwards of $7,000 to offset taxable capital gains realized during the year ended November 30, 2019.

As of November 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,423,626
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

F.  The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2019, such purchases and sales were $289,560,000 and $391,930,000 respectively.

G.  Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2009, Through November 30, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund Investor Shares	9.37%	3.91%	4.49%	$15,516
Bloomberg Barclays NY Municipal Bond Index	8.09	3.41	4.14	15,003
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	15,300

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
New York Long-Term Tax-Exempt Fund Admiral Shares	9.46%	4.00%	4.58%	$78,234
Bloomberg Barclays NY Municipal Bond Index	8.09	3.41	4.14	75,016
Bloomberg Barclays Municipal Bond Index	8.49	3.57	4.34	76,500

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2019

Under 1 Year	3.8%
1 - 3 Years	3.2
3 - 5 Years	2.8
5 - 10 Years	11.3
10 - 20 Years	44.4
20 - 30 Years	30.3
Over 30 Years	4.2

New York Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
New York (99.0%)
Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.000%	11/15/20	(Prere.)	325	340
Albany NY Capital Resource Corp. Revenue (St. Peter’s Hospital)	6.125%	11/15/20	(Prere.)	150	157
Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/43		975	1,097
Amherst NY Development Corp. Revenue (Daemen College Project)	5.000%	10/1/48		800	897
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	2,500	2,582
Amherst NY Development Corp. Student Housing Facility Revenue	5.000%	10/1/20	(Prere.)	3,800	3,925
Battery Park City NY Authority Revenue	4.000%	11/1/44		2,500	2,877
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.250%	1/15/20	(Prere.)	5,475	5,508
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20	(Prere.)	19,390	19,510
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/31		10,890	7,712
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/32		1,745	1,182
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/33		2,210	1,441
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/35		1,750	1,052
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/45		3,050	1,197
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	0.000%	7/15/46		455	171
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22		1,250	1,358
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/24		1,800	2,054
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/25		1,655	1,930
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26		3,000	3,547
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/30		5,990	7,019

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42		3,290	3,738
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/24		1,395	1,575
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/25		2,015	2,386
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/25		1,590	1,830
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/37		5,515	6,169
Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	7/1/40		5,270	6,017
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30		1,155	1,348
Buffalo & Erie County NY Industrial Land Development Corp. Revenue (Catholic Health System Obligated Group)	5.250%	7/1/35		2,200	2,568
Buffalo & Fort Erie NY Public Bridge Authority Revenue	5.000%	1/1/47		3,000	3,499
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/24		500	586
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/25		510	614
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/26		1,000	1,199
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/28		2,010	2,384
Buffalo NY Municipal Water Finance Authority Revenue	5.000%	7/1/29		500	590
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/35	(4)	400	409
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/36	(4)	400	408
Buffalo NY Municipal Water Finance Authority Revenue	3.000%	7/1/37	(4)	465	474
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/25		100	120
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/26		85	104
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/27		75	94
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	5.000%	7/1/35		130	164
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/36		130	149
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/37		165	188
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/38		150	170
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	3.000%	7/1/39		550	554
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/44		975	1,092

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Build NYC NY Resource Corp. Revenue (Children’s Aid Society)	4.000%	7/1/49	1,400	1,565
Copiague NY Union Free School District GO	3.000%	2/15/33	1,005	1,041
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,061
Dobbs Ferry NY Local Development Corp. Revenue (Mercy College Project)	5.000%	7/1/44	2,510	2,812
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	587
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	360
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/27	700	835
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,128
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	593
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/29	250	310
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	448
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/30	220	271
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	675
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	280
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/32	450	547
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	233
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	450	545
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/36	170	197
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/41	415	475

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/46		300	342
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	(Prere.)	655	763
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	(Prere.)	2,000	2,329
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28		1,505	1,815
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28		2,000	2,412
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/29		1,595	1,914
Dutchess County NY Local Development Corp. Revenue (Marist College Project)	5.000%	7/1/45		1,240	1,433
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/34		1,635	1,858
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/35		1,000	1,133
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/37		1,100	1,242
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/38		1,000	1,126
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/44		3,810	4,230
Dutchess County NY Local Development Corp. Revenue (Nuvance Health)	4.000%	7/1/49		6,600	7,283
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/33		1,105	1,342
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/34		1,345	1,633
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/35		1,200	1,455
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/37		1,000	1,205
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	5.000%	7/1/42		7,250	8,665
Dutchess County NY Local Development Corp. Revenue (Vassar College Project)	4.000%	7/1/46		5,500	6,020
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/31		1,000	1,158
Erie County NY Fiscal Stability Authority Revenue	4.000%	9/1/33		600	690
Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/39		1,010	1,237
Erie County NY GO	5.000%	4/1/25		560	607
Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/29		2,250	2,428

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Haverstraw-Stony Point NY Central School District GO	3.000%	10/15/30		2,000	2,131
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/31	(4)	1,100	1,246
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/33	(4)	300	339
Haverstraw-Stony Point NY Central School District GO	5.000%	10/15/36	(4)	1,000	1,127
Hempstead NY GO	4.000%	4/1/29	(4)	6,000	6,774
Hempstead NY Local Development Corp. Revenue (Adelphi University)	5.000%	9/1/43		5,000	5,533
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/22		2,130	2,251
Hempstead NY Local Development Corp. Revenue (Hofstra University)	5.000%	7/1/41		2,815	2,960
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/27		1,740	2,113
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/29		2,170	2,450
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/30		670	800
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/32		370	437
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/34		1,800	1,999
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		480	559
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/38		870	1,030
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39		1,645	1,813
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/43		1,025	1,201
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/44		1,670	1,830
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/48		1,100	1,284
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/21	(Prere.)	350	368
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/21	(Prere.)	17,665	18,657
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31		5,000	6,137
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/32		2,500	3,058
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/33		2,000	2,438
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/34		14,000	17,018
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36		5,200	6,285
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37		3,600	4,338

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/38		3,000	3,604
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/39		4,500	5,396
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/42		17,750	21,157
Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/44		11,000	12,126
Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/45		9,500	11,270
Hudson Yards Infrastructure Corp. New York Revenue	5.250%	2/15/47		7,575	7,916
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47		10,860	11,421
Johnstown NY City School District GO	3.000%	6/15/33		1,935	2,006
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/24	(4)	19,830	18,469
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/25		1,500	1,653
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		3,400	3,741
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		1,000	1,202
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/26		520	638
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/27	(4)	15,905	13,784
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/27		865	1,082
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/28		1,010	1,204
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,550	1,698
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29		1,000	1,242
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30		1,010	1,247
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33		750	917
Long Island NY Power Authority Electric System Revenue	4.000%	9/1/34		12,550	14,357
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		4,500	5,180
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34		1,050	1,281
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		6,000	6,890
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		1,500	1,825
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35		2,400	2,960
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,000	2,386

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36		2,285	2,811
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		7,625	8,302
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/37		2,150	2,635
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38		2,150	2,628
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39		5,500	6,285
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41		2,500	2,950
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/42		7,500	8,985
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44		17,550	19,879
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/47		4,000	4,756
Long Island NY Power Authority Electric System Revenue PUT	1.650%	9/1/24		5,000	5,012
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/40		1,495	1,731
Madison County NY Capital Resource Corp. Revenue (Colgate University Project)	5.000%	7/1/43		6,000	6,916
Metropolitan Transportation Authority NY BANS	5.000%	5/15/22		7,000	7,607
Metropolitan Transportation Authority NY Revenue	5.250%	11/15/24	(2)	10,000	11,894
Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41		155	169
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	(4)	10,000	11,964
Metropolitan Transportation Authority NY Revenue	5.000%	11/15/52	(15)	5,000	5,982
Metropolitan Transportation Authority NY Revenue PUT	5.000%	11/15/24		17,500	20,349
Metropolitan Transportation Authority Revenue	0.000%	11/15/33		500	348
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/23		430	432
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/30		3,500	3,696
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.750%	8/15/35		3,000	3,168
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital Rochester Project)	5.500%	8/15/40		3,700	3,882
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/22		340	372

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/23		470	527
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	5.000%	10/1/32		600	712
Monroe County NY Industrial Development Corp. Revenue (Nazareth College of Rochester Project)	4.000%	10/1/47		1,300	1,381
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/27		1,550	1,876
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/29		1,000	1,203
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/34		1,100	1,299
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/35		1,055	1,245
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/36		1,100	1,294
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37		2,600	2,829
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42		5,635	6,105
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	5.000%	12/1/46		5,000	5,754
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.500%	6/1/39		1,500	1,737
Monroe County NY Industrial Development Corp. Revenue (St. John Fisher College Project)	5.000%	6/1/44		2,500	2,792
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	(Prere.)	4,880	5,572
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/29		1,250	1,494
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31		2,000	2,498
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/31		1,000	1,188
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32		1,780	2,027
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/32		1,295	1,475
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/32		1,640	1,944

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/33		1,650	1,873
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/33		1,400	1,655
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		1,000	1,124
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/36		900	1,012
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/36		1,000	1,219
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37		1,000	1,169
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/39		1,500	1,630
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	4.000%	7/1/43		5,000	5,520
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/45		4,030	4,618
Mount Vernon NY School District GO	4.000%	12/1/32		2,480	2,871
Mount Vernon NY School District GO	4.000%	12/1/33		2,370	2,735
Nassau County NY GO	5.000%	7/1/31	(4)	4,585	5,725
Nassau County NY GO	5.000%	4/1/34		5,740	6,474
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/21		715	754
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/22		2,250	2,441
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/27		7,775	8,389
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/31		2,000	2,149
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (South Nassau Communities Hospital)	5.000%	7/1/37		1,000	1,067
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/27		4,000	4,328
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/32		1,535	1,648

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/37	8,245	8,828
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University Hospital Association Project)	5.000%	7/1/42	3,025	3,223
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23	700	784
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/23	125	140
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24	500	575
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/24	125	144
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,608
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,701
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,916
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,770
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,968
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,118
Nassau County NY Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/34	2,170	2,410
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/22	270	291
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/25	325	375
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/26	335	385
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/27	425	488
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/28	375	429
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/33	1,135	1,288
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/35	1,000	1,130

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/40	1,250	1,401
New Rochelle NY Corporate Local Development Revenue (Iona College Project)	5.000%	7/1/45	2,030	2,265
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/24	750	862
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/23	1,400	1,574
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/25	1,325	1,521
New York City NY Build NYC Resource Corp. Revenue (Methodist Hospital Project)	5.000%	7/1/27	1,000	1,140
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/20	1,775	1,810
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,971
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,253
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,163
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,626
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	1,875	2,087
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/27	200	232
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/28	270	312
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/29	225	259
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/30	310	356
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/32	660	758
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/33	660	757
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/34	580	665
New York City NY Build NYC Resource Corp. Revenue (Queens College)	5.000%	6/1/38	1,000	1,138
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	5.000%	8/1/29	1,000	1,159
New York City NY Build NYC Resource Corp. Revenue (YMCA of Greater New York)	4.000%	8/1/36	1,130	1,213
New York City NY Educational Construction Fund	5.000%	4/1/36	3,100	3,861
New York City NY Educational Construction Fund	5.000%	4/1/37	2,850	3,538
New York City NY GO	5.000%	8/1/22	2,535	2,793
New York City NY GO	5.000%	8/1/24	3,390	3,970
New York City NY GO	5.000%	8/1/24	2,965	3,472
New York City NY GO	5.000%	8/1/25	9,300	11,197
New York City NY GO	5.000%	8/1/25	2,360	2,634
New York City NY GO	5.000%	8/1/26	3,140	3,814

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/27	4,560	5,307
New York City NY GO	5.000%	8/1/28	3,710	4,001
New York City NY GO	5.000%	8/1/28	3,000	3,586
New York City NY GO	5.000%	8/1/28	2,320	2,926
New York City NY GO	5.000%	8/1/29	5,010	5,887
New York City NY GO	5.000%	8/1/29	3,515	4,235
New York City NY GO	5.000%	8/1/29	5,070	6,182
New York City NY GO	5.000%	8/1/29	5,195	6,525
New York City NY GO	5.000%	8/1/30	6,220	7,005
New York City NY GO	5.000%	8/1/30	2,335	2,663
New York City NY GO	5.000%	8/1/30	3,000	3,558
New York City NY GO	5.000%	8/1/30	5,050	6,128
New York City NY GO	5.000%	8/1/30	4,720	5,728
New York City NY GO	5.000%	8/1/30	4,000	5,000
New York City NY GO	5.000%	3/1/31	6,000	6,671
New York City NY GO	4.000%	8/1/31	2,775	3,132
New York City NY GO	5.000%	8/1/31	1,500	1,642
New York City NY GO	5.000%	8/1/31	2,000	2,309
New York City NY GO	5.000%	8/1/31	8,550	10,213
New York City NY GO	5.000%	8/1/31	1,440	1,789
New York City NY GO	5.000%	8/1/31	7,810	9,607
New York City NY GO	5.000%	12/1/31	1,770	2,157
New York City NY GO	5.000%	3/1/32	5,000	5,554
New York City NY GO	4.000%	8/1/32	1,935	2,176
New York City NY GO	5.000%	8/1/32	2,985	3,171
New York City NY GO	5.000%	8/1/32	8,770	10,224
New York City NY GO	5.000%	8/1/32	3,735	4,624
New York City NY GO	5.000%	8/1/32	1,250	1,581
New York City NY GO	5.000%	3/1/33	7,500	8,321
New York City NY GO	5.000%	8/1/33	2,875	3,417
New York City NY GO	5.000%	8/1/33	1,010	1,134
New York City NY GO	5.000%	8/1/33	1,145	1,377
New York City NY GO	5.000%	8/1/33	1,000	1,259
New York City NY GO	5.000%	10/1/33	6,500	7,136
New York City NY GO	4.000%	8/1/34	4,535	5,149
New York City NY GO	5.000%	8/1/34	2,000	2,508
New York City NY GO	5.000%	8/1/34	2,260	2,834
New York City NY GO	5.000%	10/1/34	2,000	2,194
New York City NY GO	5.000%	12/1/34	5,000	6,248
New York City NY GO	5.000%	8/1/35	3,500	3,711
New York City NY GO	5.000%	10/1/35	1,945	2,370
New York City NY GO	5.000%	12/1/35	2,500	3,013
New York City NY GO	5.000%	6/1/36	910	1,064
New York City NY GO	4.000%	8/1/36	2,500	2,777
New York City NY GO	5.000%	10/1/36	3,000	3,195
New York City NY GO	5.000%	10/1/36	5,000	6,079
New York City NY GO	5.000%	3/1/37	6,790	7,502
New York City NY GO	5.000%	3/1/37	7,500	9,185
New York City NY GO	5.000%	8/1/37	4,000	4,759
New York City NY GO	5.000%	3/1/38	7,500	9,154
New York City NY GO	5.000%	4/1/38	1,000	1,222
New York City NY GO	5.000%	8/1/38	10,000	11,863
New York City NY GO	5.000%	10/1/38	6,500	7,857
New York City NY GO	5.000%	10/1/39	8,910	10,740

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO	4.000%	10/1/41		6,000	6,672
	New York City NY GO	4.000%	12/1/41		1,215	1,368
	New York City NY GO	5.000%	12/1/41		8,000	9,487
	New York City NY GO	4.000%	3/1/42		7,000	7,809
	New York City NY GO	4.000%	12/1/42		3,835	4,309
	New York City NY GO	5.000%	4/1/43		5,000	6,030
	New York City NY GO	4.000%	12/1/43		1,835	2,012
	New York City NY GO	4.000%	12/1/43		2,415	2,708
	New York City NY GO	4.000%	8/1/44		9,205	10,385
	New York City NY GO	5.000%	4/1/45		5,000	6,009
1	New York City NY GO TOB VRDO	1.200%	12/2/19	LOC	9,125	9,125
	New York City NY GO VRDO	1.130%	12/2/19		2,770	2,770
	New York City NY Housing Development Corp. Capital Fund Grant Program Revenue (New York City Housing Authority Program)	5.000%	7/1/23		1,000	1,124
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28		2,700	3,037
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29		3,035	3,406
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30		2,605	2,917
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/30		3,000	3,186
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.600%	11/1/33		4,000	4,285
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/15/34		5,000	5,267
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.550%	11/1/35		3,000	3,142
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.750%	11/1/40		3,000	3,134
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	11/1/42		2,600	2,637
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.250%	11/1/43		11,000	11,971
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	11/1/53		15,000	15,843
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.800%	5/1/28		2,025	2,144
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.850%	11/1/28		3,195	3,386
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.900%	5/1/29		3,480	3,667
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	2.950%	11/1/29		1,670	1,756
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.100%	5/1/30		1,300	1,376

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.125%	11/1/30		2,000	2,116
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.150%	5/1/31		1,325	1,398
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.400%	11/1/39		3,000	3,127
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.800%	11/1/39		2,355	2,518
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.000%	11/1/43		5,800	6,201
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.800%	11/1/47		1,000	1,052
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.900%	11/1/48		4,000	4,215
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	4.050%	11/1/48		4,040	4,304
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.650%	11/1/49		3,550	3,702
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.950%	11/1/49		3,500	3,715
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood)	3.750%	11/1/54		3,225	3,373
New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) PUT	1.750%	7/3/23		4,000	4,015
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		7,000	7,380
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26		5,000	5,271
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48		9,250	9,633
New York City NY Housing Development Corp. Revenue	5.000%	7/1/25		4,220	4,749
New York City NY Housing Development Corp. Revenue	5.250%	7/1/30		15,000	16,796
New York City NY Industrial Development Agency Civic Facility Revenue (United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc.)	5.000%	7/1/34		4,865	5,226
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.125%	1/1/29	(12)	1,750	1,757

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York City NY Industrial Development Agency PILOT Revenue (Queens Baseball Stadium Project)	6.375%	1/1/39	(12)	4,000	4,015
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/34	(12)	5,285	3,589
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/35	(12)	4,305	2,826
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49	(12)	14,550	14,623
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	0.000%	6/15/21		4,490	4,406
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	15,385	16,336
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/21	(Prere.)	10,010	10,629
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28		2,545	3,033
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		7,385	7,797
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32		3,000	3,592
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		6,125	6,854
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34		3,000	3,583
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		10,000	11,167
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35		3,000	3,577
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		10,035	11,484
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		7,500	9,109
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36		3,000	3,570
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/37		11,150	12,518
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		2,500	2,935
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		4,965	5,829
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/37		10,000	12,102
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38		10,000	12,028
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/39		5,025	5,610
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		7,500	8,790
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39		6,915	8,105

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,726
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/40	7,000	7,981
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	3,340	4,093
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/41	15,000	17,032
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,034
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,545	9,709
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	24,465	27,084
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	14,445	16,799
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	15,000	17,861
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	7,455	8,459
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	10,500	12,460
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/48	4,805	5,713
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/49	7,000	7,784
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/49	6,000	7,263
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.130%	12/2/19	6,440	6,440
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19	1,355	1,355
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19	3,400	3,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.160%	12/2/19	33,315	33,315
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/29	10,000	11,762
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/30	2,775	3,260
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/26	1,970	2,328
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	2,805	3,078
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,487
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	1,585	1,681
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	4,295	4,710

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	2,820	3,534
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,750	4,682
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	1,910	2,385
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,215	6,396
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	8,205	8,975
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,816
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	6,232
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	2,500	2,943
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	3,000	3,726
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	4,745	5,767
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,100	3,487
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/36	3,520	4,009
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	5,000	5,800
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/36	5,000	6,173
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/37	5,050	5,727
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	8,000	9,836
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	3,250	3,454
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	14,190	16,033
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/38	5,000	5,650
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/38	3,000	3,675
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/39	3,000	3,382
New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/40	5,000	5,476
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	5,200	5,491
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	9,410	10,880
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	2,000	2,341
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	2,000	2,338
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43	1,410	1,624

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/43		3,000	3,633
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/45		5,000	5,626
	New York City NY Transitional Finance Authority Building Aid Revenue	4.000%	7/15/46		3,000	3,335
	New York City NY Transitional Finance Authority Building Aid Revenue	3.500%	7/15/47		8,510	8,878
	New York City NY Transitional Finance Authority Building Aid Revenue	3.000%	7/15/49		5,000	5,015
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.120%	12/6/19		2,475	2,475
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/20	(Prere.)	1,305	1,358
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	185	194
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	2/1/21	(Prere.)	1,225	1,285
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27		2,530	3,008
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29		5,050	6,055
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/30		4,825	5,612
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31		2,500	2,935
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31		5,850	6,453
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32		7,300	8,099
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		5,370	6,414
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32		12,000	14,646
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33		10,275	12,171
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33		9,500	11,323
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34		2,195	2,429
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34		5,035	5,611
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34		10,000	11,526
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/34		3,880	4,390
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		10,000	10,744
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35		5,500	6,642
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/35		3,600	4,057
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36		4,000	4,465

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	2,000	2,381
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	5,000	5,638
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	11,600	13,324
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/37	5,020	5,635
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	5,000	5,863
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	10,000	11,911
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	4,965	5,966
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	4,000	4,723
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/40	7,000	7,925
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	15,000	17,292
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	3,505	3,751
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	5,000	5,537
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/42	1,845	2,043
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	2,500	2,853
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/43	1,000	1,114
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/44	9,000	10,008
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.130%	12/2/19	1,500	1,500
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.160%	12/2/19	2,125	2,125
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	2,750	3,407
New York City NY Transitional Finance Authority Revenue	3.000%	8/1/42	1,960	1,992
New York City NY Transitional Finance Authority Revenue	3.000%	5/1/45	3,000	3,054
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/25	250	304
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/26	275	342
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/27	275	349
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/28	385	498
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/29	350	460
New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/30	400	524

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/31		500	652
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/32		350	455
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/33		450	584
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/34		400	516
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/35		500	643
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/36		750	962
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/37		500	639
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/38		500	637
	New York City NY Trust for Cultural Resources Revenue (Carnegie Hall Corp.)	5.000%	12/1/39		605	769
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33		4,000	4,482
	New York Convention Center Development Corp. Revenue	0.000%	11/15/32		2,000	1,454
	New York Convention Center Development Corp. Revenue	0.000%	11/15/33		2,000	1,407
	New York Convention Center Development Corp. Revenue	5.000%	11/15/33		4,345	5,162
	New York Convention Center Development Corp. Revenue	0.000%	11/15/34		3,000	2,042
	New York Convention Center Development Corp. Revenue	0.000%	11/15/36		6,000	3,820
	New York Convention Center Development Corp. Revenue	0.000%	11/15/37		2,340	1,432
	New York Convention Center Development Corp. Revenue	0.000%	11/15/38		3,500	2,067
	New York Convention Center Development Corp. Revenue	0.000%	11/15/39		4,000	2,283
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40		12,915	15,195
	New York Convention Center Development Corp. Revenue	0.000%	11/15/41		8,570	4,530
	New York Convention Center Development Corp. Revenue	0.000%	11/15/44	(4)	11,075	5,356
	New York Convention Center Development Corp. Revenue	5.000%	11/15/45		4,035	4,715
	New York Convention Center Development Corp. Revenue	0.000%	11/15/46		6,915	3,031
	New York Convention Center Development Corp. Revenue	5.000%	11/15/46		13,640	16,162
1	New York Counties Tobacco Trust Revenue	6.250%	6/1/41		10,000	10,134
	New York Liberty Development Corp. Revenue	5.125%	1/15/20	(Prere.)	24,000	24,116
	New York Liberty Development Corp. Revenue	5.625%	1/15/20	(Prere.)	6,055	6,088

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York Liberty Development Corp. Revenue	6.375%	1/15/20	(Prere.)	18,225	18,338
New York Liberty Development Corp. Revenue	5.000%	11/15/31		2,845	3,046
New York Liberty Development Corp. Revenue	5.000%	12/15/41		11,750	12,591
New York Liberty Development Corp. Revenue	5.000%	9/15/43		14,360	15,406
New York Liberty Development Corp. Revenue	5.250%	12/15/43		6,750	7,277
New York Liberty Development Corp. Revenue	5.000%	11/15/44		20,000	21,263
New York Liberty Development Corp. Revenue	5.125%	11/15/44		4,200	4,492
New York Liberty Development Corp. Revenue	5.750%	11/15/51		20,000	21,680
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31		5,000	5,422
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/32		5,000	5,410
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/40		4,680	5,043
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	3/15/44		5,965	6,395
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35		59,035	80,312
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37		9,616	13,696
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,041
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,000	1,041
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	1,150	1,197
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/20	(Prere.)	10,000	10,406
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	765	825
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	(Prere.)	1,235	1,332
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/21	(Prere.)	1,000	1,083
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,925	2,152
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	1,160	1,297
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,325	3,717
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	(Prere.)	3,070	3,432
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/23	(Prere.)	2,050	2,330
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26		10,085	11,099

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/27	2,240	1,905
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	6,520	7,734
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	4,250	5,041
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/29	6,510	5,187
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,000	3,546
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,909
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	3,000	3,605
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	7,500	8,595
New York Metropolitan Transportation Authority Revenue	0.000%	11/15/32	500	360
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	3,000	3,371
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/32	7,500	8,555
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	1,500	1,645
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,950	5,697
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	1,575	1,725
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	3,000	3,496
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	3,250	3,787
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/35	4,505	5,158
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/36	1,045	1,157
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/37	3,000	3,352
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	5,000	5,715
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	10,020	11,074
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/39	3,655	4,132
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40	2,500	2,855
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/41	5,245	5,721
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/42	5,010	5,526
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/46	5,000	5,467
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/55	2,045	2,359

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56		5,000	5,876
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57		4,000	4,762
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	5,000	5,392
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	745	803
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/21	(Prere.)	1,595	1,720
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26		1,585	1,698
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27		3,405	3,644
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/29		6,975	7,732
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30		2,585	3,217
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/31		11,000	12,177
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/31		2,665	3,309
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32		2,500	3,096
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33		10,000	11,395
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34		1,700	2,058
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35		12,020	14,516
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36		8,025	9,671
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/46		5,000	5,921
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		8,000	9,489
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47		5,000	5,988
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/57		5,865	7,102
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51		21,375	22,697
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56		22,000	24,407
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.180%	12/6/19		11,605	11,605
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.300%	12/6/19		7,500	7,500
	New York Metropolitan Transportation Authority Revenue VRDO	1.120%	12/2/19	LOC	3,850	3,850
	New York NY GO	5.000%	1/1/27		3,500	4,343
	New York NY GO	5.000%	8/1/27		5,140	6,459

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York NY GO	5.000%	9/1/27		3,805	4,789
	New York NY GO	5.000%	8/1/28		4,565	5,696
	New York NY GO	5.000%	10/1/32		2,485	3,185
	New York NY GO	5.000%	12/1/32		1,240	1,561
	New York NY GO	3.250%	3/1/33		3,000	3,202
	New York NY GO	4.000%	10/1/35		1,000	1,157
	New York NY GO	5.000%	10/1/36		2,590	3,267
	New York NY GO	4.000%	8/1/38		5,000	5,714
	New York NY GO	5.000%	10/1/38		2,910	3,658
	New York NY GO	5.000%	3/1/39		5,315	6,455
	New York NY GO	4.000%	10/1/39		4,000	4,570
	New York NY GO	5.000%	10/1/39		2,220	2,774
	New York NY GO	4.000%	10/1/40		3,000	3,418
	New York NY GO	3.000%	10/1/41		2,870	2,926
	New York NY GO	4.000%	8/1/42		7,000	7,926
	New York NY GO	5.000%	10/1/42		3,000	3,722
	New York NY GO	5.000%	10/1/43		3,000	3,714
	New York NY GO	3.000%	10/1/44		3,000	3,054
	New York NY GO	3.500%	4/1/46		3,000	3,139
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21	(Prere.)	1,000	1,064
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,530	1,798
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/41		11,000	11,699
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/42		13,500	14,874
	New York State Dormitory Authority Revenue	5.000%	10/1/23		4,150	4,750
	New York State Dormitory Authority Revenue	5.000%	10/1/24		5,525	6,508
	New York State Dormitory Authority Revenue	5.000%	10/1/27		2,700	3,335
	New York State Dormitory Authority Revenue	5.000%	10/1/28		3,060	3,766
	New York State Dormitory Authority Revenue	5.000%	10/1/29		2,250	2,760
	New York State Dormitory Authority Revenue	5.000%	10/1/29		3,000	3,677
	New York State Dormitory Authority Revenue	5.000%	1/15/30		1,535	1,932
	New York State Dormitory Authority Revenue	5.000%	10/1/30	(4)	7,000	8,769
	New York State Dormitory Authority Revenue	5.000%	10/1/30		2,000	2,440
	New York State Dormitory Authority Revenue	5.000%	1/15/31		5,000	6,257
	New York State Dormitory Authority Revenue	5.000%	7/1/31		1,410	1,796
	New York State Dormitory Authority Revenue	3.000%	10/1/31		10,000	10,498
	New York State Dormitory Authority Revenue	5.000%	10/1/31		2,000	2,432
	New York State Dormitory Authority Revenue	5.000%	3/15/32		12,390	14,990
	New York State Dormitory Authority Revenue	5.000%	7/1/32		540	685
	New York State Dormitory Authority Revenue	3.000%	10/1/32		10,300	10,744
	New York State Dormitory Authority Revenue	5.000%	7/1/33		1,210	1,530
	New York State Dormitory Authority Revenue	5.000%	3/15/35		5,000	6,182
2	New York State Dormitory Authority Revenue	4.000%	7/1/35		570	657
	New York State Dormitory Authority Revenue	4.000%	7/1/35		1,355	1,565
	New York State Dormitory Authority Revenue	5.000%	3/15/36		6,700	8,257
2	New York State Dormitory Authority Revenue	4.000%	7/1/36		2,000	2,300
2	New York State Dormitory Authority Revenue	4.000%	7/1/37		1,020	1,169

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Dormitory Authority Revenue	5.000%	3/15/39		5,000	6,106
2	New York State Dormitory Authority Revenue	4.000%	7/1/43		1,410	1,591
	New York State Dormitory Authority Revenue	4.000%	3/15/47		5,000	5,563
	New York State Dormitory Authority Revenue	4.000%	3/15/48		5,000	5,564
2	New York State Dormitory Authority Revenue	4.000%	7/1/49		4,000	4,478
	New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/26		750	894
	New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/31		1,100	1,210
	New York State Dormitory Authority Revenue (Barnard College)	4.000%	7/1/32		1,340	1,469
	New York State Dormitory Authority Revenue (Barnard College)	5.000%	7/1/43		1,185	1,371
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,210	1,332
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,000	1,100
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,630	1,794
	New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/22	(Prere.)	1,000	1,100
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/29		1,010	1,279
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/30		850	1,068
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	3.000%	7/1/31		2,400	2,501
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32		710	766
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/32		900	1,122
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	3.000%	7/1/33		2,595	2,674
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/34		700	869
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/35		700	866
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/37		1,705	1,905
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/38		2,200	2,451
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/39		1,305	1,450
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/40		650	720
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	4.000%	7/1/45		3,500	3,840
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/31		510	622
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/38		5,000	6,274
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/46		1,250	1,480

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/48		12,255	19,018
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/20		215	219
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/21		300	317
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/28		540	586
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.500%	7/1/33		1,000	1,129
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/34		350	377
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.000%	7/1/42		600	642
New York State Dormitory Authority Revenue (Culinary Institute of America)	5.750%	7/1/43		7,105	8,016
New York State Dormitory Authority Revenue (Fordham University)	5.500%	7/1/21	(Prere.)	3,000	3,214
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28		400	488
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		1,300	1,579
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/29		850	1,057
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/30		515	637
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/33		500	566
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/34		1,660	1,873
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/34		755	900
New York State Dormitory Authority Revenue (Fordham University)	4.000%	7/1/35		1,650	1,856
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/35		500	594
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/26		2,500	2,976
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/31		3,000	3,502
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/33		7,335	8,522
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/40		7,500	8,575
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/26		2,355	2,556
New York State Dormitory Authority Revenue (Long Island University)	5.000%	9/1/27		1,520	1,646
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	1/1/22	(Prere.)	1,000	1,081
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/27		5,035	6,373
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/32		1,875	2,346

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/34		3,000	3,446
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/35		1,420	1,625
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/37		1,350	1,534
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/42		5,000	5,987
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	4.000%	7/1/47		11,500	12,845
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/24		500	577
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29		3,000	3,708
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/30		3,000	3,684
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/37		3,420	3,789
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	4.000%	8/1/38		3,825	4,223
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of New York University)	5.150%	7/1/24	(14)	2,000	2,253
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.750%	7/1/20	(Prere.)	1,000	1,027
New York State Dormitory Authority Revenue (New York University Hospitals Center)	6.000%	7/1/20	(Prere.)	1,000	1,028
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/22		910	998
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/26		670	776
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/27		670	816
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/28		700	847
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/29		1,500	1,807
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/32		745	888
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/33		400	476
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/28		4,510	5,555
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29		1,000	1,185
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		3,625	3,980
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		2,000	2,392
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		1,000	1,181
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/30		5,065	6,196

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/31		865	1,019
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/32		1,000	1,176
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		2,365	2,776
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/33		8,845	11,436
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/35		6,030	6,873
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/36		6,025	6,842
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		4,200	4,589
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37		3,250	3,551
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/38		7,290	8,025
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39		9,500	10,586
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		10,000	10,897
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42		5,475	6,878
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43		9,320	10,308
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/45		5,000	5,678
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/48		8,000	9,289
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/49		7,500	9,317
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	2,500	2,637
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	1,000	1,055
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	(Prere.)	7,000	7,383
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.250%	5/1/21	(Prere.)	1,000	1,058
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/27		1,595	1,883
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/28		2,000	2,358
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/29		7,910	9,313

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/30		2,000	2,352
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/32		2,500	2,940
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/33		3,500	4,110
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/36		3,000	3,502
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/39		4,000	4,288
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/43		2,050	2,325
New York State Dormitory Authority Revenue (Northwell Health Obligated Group) PUT	5.000%	5/1/24		2,000	2,265
New York State Dormitory Authority Revenue (Northwell Health Obligated Group) PUT	5.000%	5/1/26		2,000	2,363
New York State Dormitory Authority Revenue (NY Personal Income Tax)	4.000%	3/15/28		3,290	3,750
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/27		1,200	1,445
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/28		1,300	1,555
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/30		1,100	1,302
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31		1,200	1,419
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33		1,000	1,177
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/35		1,000	1,171
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37		1,000	1,165
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	30	34
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/23	(Prere.)	20	23
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/25		1,270	1,404

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/27		975	1,073
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/28		1,470	1,612
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/29		1,560	1,706
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24		9,260	10,740
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26		8,785	10,748
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27		1,695	2,001
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/28	(Prere.)	10	13
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,000	5,753
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29		5,040	6,203
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30		6,000	7,026
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31		9,130	11,137
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		7,040	8,888
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,000	1,188
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32		3,240	3,788
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32		5,000	5,579
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33		1,450	1,563
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		6,615	7,151
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33		5,000	6,011
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/33		1,750	2,098
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34		5,000	5,680
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		3,500	4,193
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34		5,000	6,119
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35		5,000	5,661
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35		3,510	4,197
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		4,305	5,068
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/35		5,030	6,024
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36		3,000	3,579

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36		1,000	1,176
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		11,600	12,453
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		5,000	6,010
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37		7,860	9,550
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37		5,000	5,692
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/38		7,450	8,928
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38		3,705	4,213
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	3/15/38		5,000	6,291
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39		5,030	5,799
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		11,030	11,823
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40		9,190	11,069
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/41		5,000	5,674
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/42		1,500	1,768
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/44		10,000	11,096
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/48		10,890	12,158
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/23		400	451
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/25		500	579
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/27		420	510
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/28		1,000	1,146
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		500	572
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/29		1,010	1,214
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/30		500	598
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/31		500	596
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/34		2,000	2,270
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,750	1,974
New York State Dormitory Authority Revenue (Pratt Institute)	5.000%	7/1/39		1,205	1,406
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/22	(Prere.)	2,275	2,507

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/22	(Prere.)	3,000	3,305
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/34		750	948
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/37		1,550	1,933
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/38		1,905	2,370
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	4.000%	7/1/44		10,355	11,543
New York State Dormitory Authority Revenue (Rochester Institute of Technology)	5.000%	7/1/49		5,000	6,081
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/33		2,670	2,916
New York State Dormitory Authority Revenue (Rockefeller University)	5.000%	7/1/34		2,720	2,968
New York State Dormitory Authority Revenue (Rockefeller University)	4.000%	7/1/49		7,500	8,464
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,000	1,104
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26		1,425	1,762
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	(4)	1,000	1,173
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	(4)	1,000	1,158
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	(4)	1,500	1,735
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/31	(4)	750	860
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/32	(4)	1,000	1,150
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33	(4)	1,000	1,147
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/33		600	722
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34	(4)	1,000	1,144
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/34		520	627
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/26		740	882
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/27		650	772
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/44		2,500	2,746
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/23	(Prere.)	1,300	1,482
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.250%	7/1/23	(Prere.)	2,500	2,872
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29		2,250	2,479
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/31		1,000	1,234

New York Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/32		1,825	2,242
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/35		2,000	2,438
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/36		1,500	1,824
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/27		5,035	5,496
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28		3,000	3,272
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30		505	620
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/31		1,015	1,147
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31		1,750	1,904
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32		575	701
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/33		1,200	1,351
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/42		2,000	2,166
New York State Dormitory Authority Revenue (The New School)	5.250%	7/1/20	(Prere.)	3,000	3,072
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20	(Prere.)	5,000	5,127
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20	(Prere.)	5,575	5,732
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/40		3,000	3,442
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/41		6,685	7,828
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/45		3,000	3,421
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46		5,110	5,943
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(ETM)	285	307
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/21	(Prere.)	370	398
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31		8,975	10,325
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		2,650	3,040
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32		8,225	9,754
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		5,000	5,719
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33		4,840	5,722
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34		5,000	5,708
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35		5,000	6,017

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,972
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,053
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	9,095
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	6,004
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,207
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,348
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,677
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,334
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,200	1,327
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,120
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	11,916
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,826
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	12,280	14,597
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	13,685	15,108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,848
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	12,885	14,372
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,334
1	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	1.120%	12/6/19	7,800	7,800
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	4,000	4,557
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/31	1,335	1,661
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/34	1,000	1,233
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/36	1,000	1,226
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/41	1,000	1,209
	New York State Environmental Facilities Corp. Revenue	5.000%	8/15/42	1,000	1,206
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,137

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/24	870	1,021
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/25	1,610	1,944
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/26	1,280	1,585
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	3,045	3,709
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	5,870	6,596
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,616
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	5,955
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	2,515	3,109
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	4,000	4,925
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	4,145	4,777
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	3,000	3,609
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	2,500	3,065
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/36	2,500	2,787
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/37	5,610	6,302
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	3,000	3,562
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/42	11,310	13,602
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/44	2,220	2,757
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/46	5,435	5,936

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	4.000%	6/15/49	6,500	7,309
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	9/15/40	2,370	2,756
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	3/15/45	5,000	5,778
New York State Environmental Facilities Corp. Water Facilities Revenue (United Water New Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,091
New York State Housing Finance Agency Affordable Housing Revenue	3.625%	11/1/33	1,340	1,448
New York State Housing Finance Agency Affordable Housing Revenue	3.550%	11/1/39	1,000	1,054
New York State Housing Finance Agency Affordable Housing Revenue	3.550%	11/1/39	1,000	1,054
New York State Housing Finance Agency Affordable Housing Revenue	3.250%	11/1/41	3,145	3,211
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43	1,140	1,216
New York State Housing Finance Agency Affordable Housing Revenue	3.850%	11/1/43	2,380	2,539
New York State Housing Finance Agency Affordable Housing Revenue	3.950%	11/1/48	1,500	1,592
New York State Housing Finance Agency Affordable Housing Revenue	3.875%	11/1/48	1,830	1,945
New York State Housing Finance Agency Affordable Housing Revenue	3.900%	11/1/48	1,665	1,761
New York State Housing Finance Agency Revenue	1.750%	5/1/24	5,700	5,734
New York State Housing Finance Agency Revenue	3.250%	11/1/31	1,105	1,171
New York State Housing Finance Agency Revenue	3.650%	11/1/32	1,000	1,076
New York State Housing Finance Agency Revenue	3.800%	11/1/43	2,325	2,472
New York State Housing Finance Agency Revenue	3.000%	11/1/44	1,500	1,509
New York State Housing Finance Agency Revenue	3.875%	11/1/48	2,635	2,801
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	15,000	15,067
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	10,000	10,109
New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	12,500	12,587
New York State Mortgage Agency Homeowner Mortgage Revenue	4.100%	10/1/38	4,300	4,711
New York State Mortgage Agency Homeowner Mortgage Revenue	3.750%	10/1/43	3,400	3,580

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Mortgage Agency Homeowner Mortgage Revenue	3.800%	10/1/48		10,170	10,686
	New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	4,000	4,329
	New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	8,500	9,199
	New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	9,050	9,794
	New York State Thruway Authority Revenue	5.000%	1/1/22	(Prere.)	9,765	10,568
	New York State Thruway Authority Revenue	5.000%	1/1/28		5,215	6,130
	New York State Thruway Authority Revenue	5.000%	1/1/29		4,040	4,732
	New York State Thruway Authority Revenue	5.000%	1/1/29		1,220	1,464
	New York State Thruway Authority Revenue	5.000%	1/1/30		2,665	3,112
	New York State Thruway Authority Revenue	5.000%	1/1/30		1,700	2,030
	New York State Thruway Authority Revenue	5.000%	1/1/31		5,500	6,413
	New York State Thruway Authority Revenue	5.000%	1/1/31		2,900	3,446
	New York State Thruway Authority Revenue	5.000%	1/1/32		4,115	4,790
	New York State Thruway Authority Revenue	5.000%	1/1/32		2,970	3,520
	New York State Thruway Authority Revenue	5.000%	1/1/33		2,340	2,764
	New York State Thruway Authority Revenue	5.000%	1/1/33		1,800	2,240
	New York State Thruway Authority Revenue	5.000%	1/1/34		2,185	2,714
	New York State Thruway Authority Revenue	5.000%	1/1/35		3,100	3,842
	New York State Thruway Authority Revenue	4.000%	1/1/36		1,275	1,447
	New York State Thruway Authority Revenue	5.000%	1/1/36		2,500	3,160
	New York State Thruway Authority Revenue	4.000%	1/1/37		2,500	2,854
	New York State Thruway Authority Revenue	4.000%	1/1/38		2,500	2,842
	New York State Thruway Authority Revenue	4.000%	1/1/38		1,265	1,376
	New York State Thruway Authority Revenue	4.000%	1/1/39		2,500	2,834
	New York State Thruway Authority Revenue	4.000%	1/1/40		2,500	2,848
	New York State Thruway Authority Revenue	4.000%	1/1/41		2,500	2,816
	New York State Thruway Authority Revenue	5.000%	1/1/41		2,500	2,911
	New York State Thruway Authority Revenue	5.000%	3/15/42		4,105	4,925
	New York State Thruway Authority Revenue	4.000%	1/1/45		10,000	11,182
	New York State Thruway Authority Revenue	4.000%	1/1/45		3,000	3,377
	New York State Thruway Authority Revenue	3.000%	1/1/46		6,000	5,984
	New York State Thruway Authority Revenue	5.000%	1/1/46		5,000	5,788
	New York State Thruway Authority Revenue	4.000%	1/1/50		20,000	22,224
	New York State Thruway Authority Revenue	4.000%	1/1/50		2,000	2,232
	New York State Thruway Authority Revenue	5.000%	1/1/51		5,700	6,568
	New York State Thruway Authority Revenue	3.000%	1/1/53		3,500	3,428
	New York State Thruway Authority Revenue	3.000%	1/1/53		3,500	3,456
	New York State Thruway Authority Revenue	4.000%	1/1/53		8,000	8,860
	New York State Thruway Authority Revenue	4.000%	1/1/53		2,000	2,224
	New York State Thruway Authority Revenue	5.250%	1/1/56		7,400	8,599
1	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund) TOB VRDO	1.120%	12/6/19		3,300	3,300
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/31		1,500	1,675
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29		12,340	13,747
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31		3,410	4,091
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32		5,000	5,714
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33		3,000	3,333

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/40		5,000	6,028
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43		10,000	11,003
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/48		5,000	5,615
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/42		5,000	5,655
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43		5,000	5,643
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/49		6,000	6,031
	Niagara Falls NY Public Water Authority Revenue	4.250%	7/15/34	(15)	3,000	3,251
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/26		320	345
	Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/30		2,750	2,945
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.180%	12/6/19	LOC	2,500	2,500
	Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/34	(4)	1,000	1,144
	Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/35	(4)	1,000	1,141
	Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/36	(4)	1,000	1,137
	Oneida County NY Local Development Corp. Revenue (Mohawk Valley Health System Project)	4.000%	12/1/49	(4)	3,785	4,186
	Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.500%	3/1/24		3,000	3,072
	Onondaga County NY Civic Development Corp. Revenue (Jewish Home of Central New York Obligated Group)	5.250%	3/1/31		2,000	2,032
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/28		450	521
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/29		475	550
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/30		450	517
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/32		1,000	1,070
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/33		575	654
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/35		635	719
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/40		1,940	2,175
	Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/42		1,780	1,887

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY Civic Development Corp. Revenue (Le Moyne College)	5.000%	7/1/45	2,450	2,734
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,353
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,748
Onondaga County NY Trust For Cultural Resources Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	1,200	1,408
Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project)	5.000%	12/1/31	1,000	1,145
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/32	510	611
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/33	540	644
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/34	565	671
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/35	595	705
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/36	625	739
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/37	355	418
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/38	285	335
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,165
Otsego County NY Capital Resource Corp. Revenue (Hartwick College)	5.000%	10/1/20	655	665
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	3,500	4,199
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	1,750	2,078
Port Authority of New York & New Jersey Revenue	5.000%	9/1/34	1,290	1,487
Port Authority of New York & New Jersey Revenue	5.000%	11/15/35	3,015	3,720
Port Authority of New York & New Jersey Revenue	5.250%	7/15/36	4,000	4,175
Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	1,750	1,990
Port Authority of New York & New Jersey Revenue	4.000%	9/1/38	3,380	3,891
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	13,000	15,256
Port Authority of New York & New Jersey Revenue	5.000%	11/15/42	3,000	3,639
Port Authority of New York & New Jersey Revenue	4.000%	9/1/43	10,000	11,238
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	8,765	10,135

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/46		3,000	3,565
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/47		8,000	9,639
2	Port Authority of New York & New Jersey Revenue	4.000%	11/1/49		9,000	10,172
3	Port Authority of New York & New Jersey Revenue	5.250%	10/15/55		7,750	9,153
	Port Authority of New York & New Jersey Revenue	5.000%	4/15/57		2,000	2,361
	Port Authority of New York & New Jersey Revenue	5.000%	5/15/57		2,000	2,386
	Port Authority of New York & New Jersey Revenue	5.250%	11/15/57		11,450	13,957
	Rockland County NY GO	3.000%	6/15/31	(4)	2,955	3,079
	Rockland County NY GO	3.000%	6/15/32	(4)	2,815	2,915
	Rockland County NY GO	3.000%	6/15/33	(4)	2,970	3,064
	Rockland County NY GO	3.000%	6/15/35	(4)	3,105	3,187
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/32		220	273
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/33		175	219
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/34		225	280
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/35		225	279
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/36		500	618
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/38		300	368
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/43		3,550	4,272
	Saratoga County NY Capital Resource Corp. Revenue (Skidmore College)	5.000%	7/1/48		4,520	5,423
	Schenectady NY Public Improvement GO	3.000%	5/1/31	(4)	635	663
	Schenectady NY Public Improvement GO	3.000%	5/1/32	(4)	1,205	1,248
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/28		310	373
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/29		660	792
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/31		450	536
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/34		830	983
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/35		1,510	1,789
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/36		545	645

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	St. Lawrence County NY Industrial Development Civic Facility Revenue (St. Lawrence University)	5.000%	7/1/43		8,870	9,648
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	(Prere.)	1,570	1,667
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		1,500	1,701
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/28		14,180	14,978
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/29		3,000	3,392
	Suffolk County NY GO	5.000%	4/1/23	(15)	3,160	3,531
	Suffolk County NY GO	5.000%	4/1/24	(15)	3,075	3,538
	Suffolk County NY GO	5.000%	10/15/25	(4)	3,300	3,939
	Suffolk County NY GO	5.000%	10/15/26	(4)	1,150	1,401
	Suffolk County NY GO	4.000%	10/15/27	(15)	4,900	5,667
	Suffolk County NY GO	4.000%	10/15/27	(4)	2,410	2,761
	Suffolk County NY GO	4.000%	10/15/28	(15)	3,850	4,435
	Suffolk County NY GO	4.000%	4/1/30	(15)	4,420	5,006
	Suffolk County NY GO	4.000%	4/1/31	(15)	4,590	5,175
	Suffolk County NY Judicial Facilities Agency Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33		7,900	8,688
	Suffolk County NY Water Authority Water System Revenue	3.250%	6/1/43		580	600
	Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.000%	6/1/32		2,675	2,817
	Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.250%	6/1/37		3,300	3,488
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/33		1,025	1,188
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/34		1,200	1,387
	Syracuse NY Industrial Development Agency Revenue (Syracuse City School District Project)	4.000%	5/1/35		1,000	1,152
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26		3,010	3,589
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28		5,680	6,860
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29		5,000	6,006
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/30		5,225	6,239
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32		1,015	1,203
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33		5,000	5,906
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34		6,000	7,071
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41		5,500	6,159
2	Toledo OH GO	5.000%	9/1/31		1,000	1,243

New York Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Toledo OH GO	5.000%	9/1/32	1,000	1,238
2	Toledo OH GO	5.000%	9/1/33	1,000	1,235
2	Toledo OH GO	5.000%	9/1/34	3,585	4,415
2	Toledo OH GO	5.000%	9/1/35	1,000	1,228
2	Toledo OH GO	5.000%	9/1/37	2,900	3,539
2	Toledo OH GO	5.000%	9/1/38	2,500	3,041
2	Toledo OH GO	5.000%	9/1/39	2,845	3,452
2	Toledo OH GO	4.000%	9/1/40	2,060	2,270
	Tompkins County NY Development Corp. Revenue (Ithaca College)	5.000%	7/1/32	1,555	1,821
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/26	7,770	8,765
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/29	2,630	2,112
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	725	863
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	500	594
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	2,310	2,856
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/31	5,000	3,748
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	6,990	7,853
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	3,010	3,625
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	5,000	6,852
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	3,000	2,220
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	2,000	2,364
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	1,540	1,885
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	3,165	3,866
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	5,000	6,267
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	5,010	5,968
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,969
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	5,010	6,071
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	3,000	3,627
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	2,525	2,947
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/41	7,510	8,854
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	4,600	5,523
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	7,675	9,309

New York Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/43		10,000	12,126
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/44		6,325	7,655
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/45		4,000	4,715
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47		5,835	6,948
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels)	4.000%	11/15/48		10,000	11,116
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/23		1,000	1,127
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/24		1,000	1,159
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25		1,000	1,188
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26		1,000	1,196
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27		1,600	1,906
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/28		1,000	1,187
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30		1,840	1,892
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.125%	9/1/40		3,650	3,756
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30		10,000	11,471
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31		7,000	8,009
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32		9,650	11,023
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		3,150	3,592
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33		7,755	9,325
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34		5,185	5,901
3	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36		23,700	28,323
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38		3,010	3,699
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/39		3,000	3,682
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		22,400	25,318
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/41		3,010	3,675
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20	(Prere.)	85	89
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20	(Prere.)	1,865	1,950

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	2,500	2,660
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/25	1,810	1,922
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	11,710	12,353
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	15	16
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	235	245
Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,448
Westchester County NY Local Development Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,555	1,656
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/20	280	286
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/21	425	450
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/22	400	438
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/23	425	479
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/24	250	290
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/25	260	308
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/26	290	344
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/27	270	319
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/28	280	331
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/29	250	294
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/34	200	234
Westchester County NY Local Development Corp. Revenue (Miriam Osborn Memorial Home)	5.000%	7/1/42	450	518
Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	12,650	14,046
Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	6,250	6,990

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,494
Westchester County NY Local Development Corp. Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,045	1,207
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/27	1,000	1,165
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/28	1,000	1,158
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/29	1,000	1,155
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/34	2,500	2,858
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.750%	11/1/37	365	379
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	17,065	19,163
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	4.000%	10/15/29	200	214
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	5.000%	10/15/39	420	471
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	5.000%	10/15/49	640	707
Yonkers NY Economic Development Corp. Educational Revenue (Charter School of Educational Excellence Project)	5.000%	10/15/54	465	510
				5,146,915
Puerto Rico (0.2%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,082	947
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,511	1,997
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,148	1,589
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	260	264
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	4,286	4,345
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	7/1/58	455	477
				9,619
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/27	475	543
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29	1,000	1,119
Guam Power Authority Revenue	5.000%	10/1/31	5,980	7,022
				8,684
Total Tax-Exempt Municipal Bonds (Cost $4,869,214)				5,165,218

New York Long-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	238
Receivables for Investment Securities Sold	20,234
Receivables for Accrued Income	56,059
Receivables for Capital Shares Issued	4,162
Variation Margin Receivable—Futures Contracts	142
Other Assets	10,995
Total Other Assets	91,830
Liabilities
Payables for Investment Securities Purchased	(52,496)
Payables for Capital Shares Redeemed	(1,241)
Payables for Distributions	(3,240)
Payables to Vanguard	(2,001)
Variation Margin Payable—Futures Contracts	(5)
Total Liabilities	(58,983)
Net Assets (100%)	5,198,065

At November 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,890,609
Total Distributable Earnings (Loss)	307,456
Net Assets	5,198,065

Investor Shares—Net Assets
Applicable to 45,815,594 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	550,371
Net Asset Value Per Share—Investor Shares	$12.01

Admiral Shares—Net Assets
Applicable to 386,897,637 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,647,694
Net Asset Value Per Share—Admiral Shares	$12.01

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $54,439,000, representing 1.0% of net assets.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
3	Securities with a value of $714,000 have been segregated as initial margin for open futures contracts.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13)BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2020	574	123,746	(64)
5-Year U.S. Treasury Note	March 2020	194	23,080	(21)
				(85)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	(281)	(39,963)	91
Ultra Long U.S. Treasury Bond	March 2020	(17)	(3,191)	1
				92
				7

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2019
($000)
Investment Income
Income
Interest	153,026
Total Income	153,026
Expenses
The Vanguard Group—Note B
Investment Advisory Services	672
Management and Administrative—Investor Shares	691
Management and Administrative—Admiral Shares	2,993
Marketing and Distribution—Investor Shares	66
Marketing and Distribution—Admiral Shares	237
Custodian Fees	22
Auditing Fees	34
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	2
Total Expenses	4,753
Expenses Paid Indirectly	(12)
Net Expenses	4,741
Net Investment Income	148,285
Realized Net Gain (Loss)
Investment Securities Sold	16,845
Futures Contracts	(1,926)
Realized Net Gain (Loss)	14,919
Change in Unrealized Appreciation (Depreciation)
Investment Securities	263,786
Futures Contracts	(102)
Change in Unrealized Appreciation (Depreciation)	263,684
Net Increase (Decrease) in Net Assets Resulting from Operations	426,888

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,285	145,983
Realized Net Gain (Loss)	14,919	10,352
Change in Unrealized Appreciation (Depreciation)	263,684	(133,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	426,888	22,396
Distributions
Net Investment Income
Investor Shares	(14,909)	(14,523)
Admiral Shares	(133,319)	(131,460)
Realized Capital Gain[1]
Investor Shares	(943)	(2,221)
Admiral Shares	(8,644)	(18,905)
Total Distributions	(157,815)	(167,109)
Capital Share Transactions
Investor Shares	97,822	(24,058)
Admiral Shares	449,655	157,745
Net Increase (Decrease) from Capital Share Transactions	547,477	133,687
Total Increase (Decrease)	816,550	(11,026)
Net Assets
Beginning of Period	4,381,515	4,392,541
End of Period	5,198,065	4,381,515

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $150,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.34	$11.71	$11.49	$11.84	$11.77
Investment Operations
Net Investment Income	.354[1]	.369[1]	.372[1]	.384	.390
Net Realized and Unrealized Gain (Loss) on Investments	.696	(.314)	.282	(.343)	.070
Total from Investment Operations	1.050	.055	.654	.041	.460
Distributions
Dividends from Net Investment Income	(.355)	(.369)	(.372)	(.380)	(.390)
Distributions from Realized Capital Gains	(.025)	(.056)	(.062)	(.011)	—
Total Distributions	(.380)	(.425)	(.434)	(.391)	(.390)
Net Asset Value, End of Period	$12.01	$11.34	$11.71	$11.49	$11.84

Total Return[2]	9.37%	0.48%	5.76%	0.24%	3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$550	$425	$464	$460	$423
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.00%	3.21%	3.18%	3.18%	3.26%
Portfolio Turnover Rate	15%	18%	16%	18%	17%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended November 30,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.34	$11.71	$11.49	$11.84	$11.77
Investment Operations
Net Investment Income	.364[1]	.378[1]	.384[1]	.396	.400
Net Realized and Unrealized Gain (Loss) on Investments	.695	(.314)	.282	(.343)	.070
Total from Investment Operations	1.059	.064	.666	.053	.470
Distributions
Dividends from Net Investment Income	(.364)	(.378)	(.384)	(.392)	(.400)
Distributions from Realized Capital Gains	(.025)	(.056)	(.062)	(.011)	—
Total Distributions	(.389)	(.434)	(.446)	(.403)	(.400)
Net Asset Value, End of Period	$12.01	$11.34	$11.71	$11.49	$11.84

Total Return[2]	9.46%	0.56%	5.87%	0.34%	4.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,648	$3,956	$3,929	$3,527	$3,547
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.08%	3.29%	3.28%	3.28%	3.34%
Portfolio Turnover Rate	15%	18%	16%	18%	17%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2019, the fund’s average investments in long and short futures contracts represented 6% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2019, the fund had contributed to Vanguard capital in the amount of $238,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

New York Long-Term Tax-Exempt Fund

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,165,218	—
Futures Contracts—Assets[1]	142	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	137	5,165,218	—

1 Represents variation margin on the last day of the reporting period.

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	468
Total Distributable Earnings (Loss)	(468)

New York Long-Term Tax-Exempt Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles; the realization of unrealized gains or losses on certain futures contracts; and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	5,621
Undistributed Tax-Exempt Income	5,009
Undistributed Long-Term Gains	12,527
Capital Loss Carryforwards	—
Net Unrealized Gains (Losses)	289,303

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,875,915
Gross Unrealized Appreciation	290,281
Gross Unrealized Depreciation	(978)
Net Unrealized Appreciation (Depreciation)	289,303

F.  During the year ended November 30, 2019, the fund purchased $1,268,011,000 of investment securities and sold $682,189,000 of investment securities, other than temporary cash investments.

New York Long-Term Tax-Exempt Fund

G.  Capital share transactions for each class of shares were:

			Year Ended November 30,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	183,561	15,618	118,256	10,269
Issued in Lieu of Cash Distributions	13,479	1,141	14,212	1,234
Redeemed	(99,218)	(8,432)	(156,526)	(13,631)
Net Increase (Decrease)—Investor Shares	97,822	8,327	(24,058)	(2,128)
Admiral Shares
Issued	934,741	79,570	785,715	68,307
Issued in Lieu of Cash Distributions	102,567	8,688	109,806	9,538
Redeemed	(587,653)	(50,257)	(737,776)	(64,409)
Net Increase (Decrease)—Admiral Shares	449,655	38,001	157,745	13,436

H.  Management has determined that no events or transactions occurred subsequent to November 30, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2019, the related statements of operations for the year ended November 30, 2019, the statements of changes in net assets for each of the two years in the period ended November 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2019 and each of the financial highlights for each of the five years in the period ended November 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 16, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

88

Special 2019 tax information (unaudited) for Vanguard New York Tax-Exempt Funds

This information for the fiscal year ended November 30, 2019, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $9,911,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

89

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NY Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New York Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New York Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New York Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New York Long-Term Tax-Exempt Fund or the owners of the New York Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New York Long-Term Tax-Exempt Fund. Investors acquire the New York Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New York Long-Term Tax-Exempt Fund. The New York Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New York Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New York Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New York Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New York Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New York Long-Term Tax-Exempt Fund.

90

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New York Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE NEW YORK LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O.Box 2600
Valley Forge, PA 19482-2600

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q760 012020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2019: $62,000
Fiscal Year Ended November 30, 2018: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2019: $9,568,215
Fiscal Year Ended November 30, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2019: $3,012,031
Fiscal Year Ended November 30, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2019: $0
Fiscal Year Ended November 30, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2019: $357,238
Fiscal Year Ended November 30, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2020

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 21, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.